Income Taxes	12 Months Ended
Dec. 31, 2024
Yerbae Brands Corp [Member]
Restructuring Cost and Reserve [Line Items]
Income Taxes

NOTE 15 - INCOME TAXES

The Company did not recognize any current or deferred taxes for either its year ended December 31, 2024 or December 31, 2023 as follows:

December 31,
	2024	2023
Current (expense) benefit:
United States federal	-	-
State	-	-
Total current (expense) benefit	-	-
Deferred (expense) benefit:
United States federal	-	-
State	-	-
Total deferred (expense) benefit	-	-
Total income tax (expense) benefit	$-	$-

Income tax expense attributable to income before income taxes differs from the amounts computed by applying the combined federal and state tax rate of 25.8% to pre-tax income as a result of the following:

	December 31,
	2024	2023
Income Tax (provision) benefit at the federal statutory rate of 21%	$(2,229,924)	$(4,373,048)
State income (tax) benefit, net of federal taxes	(329,501)	(1,158,380)
True up deferred opening balances Federal	-	585
Interest expense	-	59,974
Accretion interest	155,716	339,550
Officer life insurance	-	-
True up deferred opening balances	-	-
Update for other differences	(1,382,672)	95,993
Meals and entertainment	10,967	22,703
Stock compensation	150,069	-
Charitable contribution limitation	52	-
Change in valuation allowance	3,625,293	5,012,623
	$-	$-

Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities, using enacted tax rates in effect for the year in which the differences are expected to reverse. Current income taxes are based on the year’s income taxable for federal and state income tax reporting purposes. Total tax provision differs from the statutory tax rates applied to income before provision for income taxes due principally to amounts that are not taxable and expenses charged which are not tax deductible.

The net deferred tax assets in the accompanying statement of financial position as of December 31, 2024 and 2023 included the following components:

	December 31,
	2024	2023

Net deferred tax asset	$12,478,095	$8,852,802
Valuation allowance	(12,478,095)	(8,852,802)
Net deferred tax asset	$-	$-

The deferred tax asset as of December 31, 2024 and 2023 was comprised of the tax effect of cumulative temporary differences as follows:

	December 31,
	2024	2023
Deferred Tax Assets:
Operating lease liability	$37,371	$70,288
Inventory reserve	903	283
Warranty reserve	1,352,054	21,752
Charitable contribution	710	3,957
Share-based compensation	395,639	784,757
Legal and accounting	138,387	147,985
Federal net operating loss	9,263,738	6,448,872
State net operating loss	1,354,886	1,444,669
Total deferred tax assets	12,543,688	8,922,563

Deferred Tax Liabilities:
Operating lease asset	(59,553)	(54,180)
Fixed assets	(6,040)	(15,581)
Total deferred tax liabilities	(65,593)	(69,761)
Net deferred tax assets	12,478,095	8,852,802
Valuation allowance	(12,478,095)	(8,852,802)
Total net deferred tax assets	-	-

After weighing all available evidence for the periods ended December 31, 2024 and 2023, the Company has recorded a full valuation allowance against the net deferred tax assets. In addition, the Company had available at December 31, 2024 and 2023 unused operating loss carryforwards of $44,113,040 and $23,922,378, respectively, which can be carried forward indefinitely and may provide future tax benefits.

The Company continuously monitors its current and prior filing positions in order to determine if any unrecognized tax positions should be recorded. The analysis involves considerable judgement and is based on the best information available. For the periods ended December 31, 2024 and 2023, the Company is not aware of any positions which require an uncertain tax position liability.